Treasury Shares (Tables)	12 Months Ended
Dec. 31, 2025
Treasury Shares [Abstract]
Summary of Treasury shares [text block]

	Shares	Amount
		RMB’000
As of January 1, 2023	57,511,787	5,642,769

Exercise of share-based payment (a)	(325,202)	(1)

As of December 31, 2023	57,186,585	5,642,768

Exercise of share-based payment (a)	(880,276)	—

As of December 31, 2024	56,306,309	5,642,768

Exercise of share-based payment (a)	(1,450)	—

As of December 31, 2025	56,304,859	5,642,768

(a)
For the years ended December 31, 2023, 2024 and 2025, the numbers of treasury shares of 325,202, 880,276 and 1,450 had been used for the exercise of share-based payment with a par value of USD0.00001 per share, respectively.